Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of dividends [Line Items]
Cash dividends received	₩ 57,060	₩ 35,818	₩ 43,014
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	180,708	173,499	159,539
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	18,339	7,583	8,806
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 199,047	₩ 181,082	₩ 168,345